UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Jennison Blend Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2009

Date of reporting period: 2/28/2009

Item 1 – Reports to Stockholders

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Jennison Blend Fund, Inc.

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Blend Fund, Inc.

Jennison Blend Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of Jennison Blend Fund, Inc. is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class Z, 0.77%. Net operating expenses apply to: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class Z, 0.77%.

Cumulative Total Returns as of 2/28/09
	Six Months	One Year	Five Years	Ten Years
Class A	–41.02%	–40.78%	–18.29%	–10.52%
Class B	–41.27	–41.24	–21.33	–17.03
Class C	–41.24	–41.20	–21.33	–17.02
Class Z	–40.96	–40.63	–17.27	–8.26
S&P 500 Index[1]	–41.79	–43.29	–29.03	–29.45
Russell 1000® Index[2]	–42.25	–43.62	–28.09	–26.41
Lipper Large-Cap Core Funds Avg.[3]	–41.23	–42.65	–29.63	–27.40
Lipper Multi-Cap Core Funds Avg.[4]	–41.57	–43.43	–28.32	–4.66

Average Annual Total Returns[5] as of 3/31/09
		One Year	Five Years	Ten Years
Class A		–37.95%	–3.20%	–1.06%
Class B		–37.90	–2.99	–1.25
Class C		–35.43	–2.83	–1.25
Class Z		–34.16	–1.86	–0.25
S&P 500 Index[1]		–38.06	–4.76	–3.00
Russell 1000® Index[2]		–38.27	–4.54	–2.57
Lipper Large-Cap Core Funds Avg.[3]		–37.32	–4.94	–2.94
Lipper Multi-Cap Core Funds Avg.[4]		–38.11	–4.86	–0.41

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

2	Visit our website at www.jennisondryden.com

deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

2The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

3The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Within the Lipper Average, large-cap core funds have more latitude with respect to the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an Index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/09
Gilead Sciences, Inc., Biotechnology	2.3%
Google, Inc., Internet Software & Services	1.9
Occidental Petroleum Corp., Oil, Gas & Consumable Fuels	1.9
QUALCOMM, Inc., Communications Equipment	1.7
Goldman Sachs Group, Inc., Capital Markets	1.4

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/09
Oil, Gas & Consumable Fuels	9.0%
Biotechnology	5.4
Healthcare Providers & Services	5.4
Communications Equipment	4.8
Food & Staples Retailing	4.6

Industry weightings are subject to change.

Jennison Blend Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2008, at the beginning of the period, and held through the six-month period ended February 28, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$589.80	1.07%	$4.22
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Class B	Actual	$1,000.00	$587.30	1.77%	$6.97
	Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85

Class C	Actual	$1,000.00	$587.60	1.77%	$6.97
	Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85

Class Z	Actual	$1,000.00	$590.40	0.77%	$3.04
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2009, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Blend Fund, Inc.	5

Portfolio of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS

Aerospace & Defense 0.9%
25,200	AAR Corp.(a)(b)	$333,144
62,400	Lockheed Martin Corp.	3,938,064
107,300	Moog, Inc. “Class A”(a)	2,494,725
14,400	Triumph Group, Inc.	520,128

		7,286,061

Air Freight & Logistics 0.9%
182,200	Expeditors International of Washington, Inc.(b)	5,019,610
52,400	Pacer International, Inc.	153,532
180,600	UTi Worldwide, Inc.	2,219,574

		7,392,716

Auto Components 0.2%
298,200	Goodyear Tire & Rubber Co. (The)(a)	1,324,008

Beverages 0.7%
122,400	PepsiCo, Inc.(b)	5,892,336

Biotechnology 5.4%
24,200	Alkermes, Inc.(a)	243,936
155,900	Celgene Corp.(a)	6,973,407
32,500	Celldex Therapeutics, Inc.(a)	222,950
15,400	Cephalon, Inc.(a)(b)	1,010,086
22,800	Cubist Pharmaceuticals, Inc.(a)(b)	323,988
112,700	Genentech, Inc.(a)	9,641,485
55,000	Genzyme Corp.(a)(b)	3,351,150
403,798	Gilead Sciences, Inc.(a)(b)	18,090,150
32,800	Maxygen, Inc.(a)	227,960
39,300	NPS Pharmaceuticals, Inc.(a)	178,815
18,400	OSI Pharmaceuticals, Inc.(a)(b)	627,440
35,500	Seattle Genetics, Inc.(a)	285,065
49,200	Vertex Pharmaceuticals, Inc.(a)	1,487,316

		42,663,748

Building Products 0.1%
45,700	Apogee Enterprises, Inc.	432,779

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets 4.5%
97,800	Apollo Investment Corp.	$403,914
205,598	Bank of New York Mellon Corp. (The)	4,558,108
430,900	Charles Schwab Corp. (The)	5,476,739
175,000	Eaton Vance Corp.(b)	3,027,500
124,500	Goldman Sachs Group, Inc. (The)	11,339,460
275,700	Morgan Stanley(b)	5,387,178
28,600	optionsXpress Holdings, Inc.	282,282
44,000	Prospect Capital Corp.	355,960
326,700	TD Ameritrade Holding Corp.(a)	3,877,929
63,100	TradeStation Group, Inc.(a)	336,954

		35,046,024

Chemicals 1.3%
123,900	Monsanto Co.	9,449,853
38,400	Olin Corp.	400,896

		9,850,749

Commercial Banks 0.3%
15,000	Cullen/Frost Bankers, Inc.	645,600
69,400	First Bancorp/Puerto Rico(b)	288,704
51,700	Prosperity Bancshares, Inc.	1,319,384
36,400	Wilshire Bancorp, Inc.	173,264

		2,426,952

Commercial Services & Supplies 1.9%
38,800	Clean Harbors, Inc.(a)	1,884,904
40,100	Deluxe Corp.	309,572
188,100	Knoll, Inc.	1,241,460
45,500	M&F Worldwide Corp.(a)	479,115
74,700	Mobile Mini, Inc.(a)(b)	728,325
8,600	United Stationers, Inc.(a)	186,878
21,000	Viad Corp.	296,100
136,100	Waste Connections, Inc.(a)	3,244,624
233,500	Waste Management, Inc.	6,304,500

		14,675,478

Communications Equipment 4.8%
192,700	Adtran, Inc.(b)	2,782,588
61,200	BigBand Networks, Inc.(a)	332,928
613,400	Cisco Systems, Inc.(a)	8,937,238

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d)
142,700	CommScope, Inc.(a)	$1,274,311
101,000	F5 Networks, Inc.(a)(b)	2,020,000
136,200	Infinera Corp.(a)(b)	980,640
71,000	PC-Tel, Inc.	359,970
398,500	QUALCOMM, Inc.	13,321,855
183,000	Research In Motion Ltd.(a)	7,309,020
324,700	UTStarcome, Inc.(a)(b)	327,947

		37,646,497

Computers & Peripherals 1.7%
66,216	Apple, Inc.(a)	5,913,751
216,300	Hewlett-Packard Co.	6,279,189
9,100	International Business Machines Corp.	837,473

		13,030,413

Construction & Engineering 0.5%
231,900	Chicago Bridge & Iron Co. NV(b)	1,398,357
264,400	Great Lakes Dredge & Dock Corp.	639,848
64,600	URS Corp.(a)	1,997,432

		4,035,637

Consumer Finance 0.6%
49,600	Alliance Data Systems Corp.(a)(b)	1,468,160
18,800	Cash America International, Inc.	270,720
623,100	SLM Corp.(a)(b)	2,866,260

		4,605,140

Containers & Packaging 0.1%
13,600	Greif, Inc. “Class A”	418,200

Diversified Consumer Services 2.0%
200,300	Career Education Corp.(a)(b)	4,941,401
396,100	H&R Block, Inc.	7,565,510
14,300	Pre-Paid Legal Services, Inc.(a)	456,313
137,700	School Specialty, Inc.(a)	1,937,439
105,300	Service Corporation International	355,914
66,700	Thinkorswim Group, Inc.(a)(b)	524,929

		15,781,506

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services
16,700	Portfolio Recovery Associates, Inc.(a)(b)	$376,752

Diversified Telecommunication Services 0.7%
206,900	NTELOS Holdings Corp.	3,966,273
241,900	tw telecom, inc.(a)	1,944,876

		5,911,149

Electric Utilities 0.2%
100,800	El Paso Electric Co.(a)	1,424,304
17,800	Great Plains Energy, Inc.	241,012

		1,665,316

Electrical Equipment 0.1%
11,600	Acuity Brands, Inc.	265,872
20,500	Hubbell, Inc. “Class B”	539,560
6,800	Roper Industries, Inc.	281,180

		1,086,612

Electronic Equipment & Instruments 0.5%
95,600	Anixter International, Inc.(a)(b)	2,811,596
37,400	Arrow Electronics, Inc.(a)(b)	621,962
56,200	Ingram Micro, Inc.(a)	612,018
16,800	Trimble Navigation Ltd.(a)	236,880

		4,282,456

Energy Equipment & Services 2.6%
10,800	Core Laboratories NV	814,320
307,300	Halliburton Co.	5,012,063
32,500	Helmerich & Payne, Inc.(b)	768,950
191,400	National Oilwell Varco, Inc.(a)	5,116,122
51,200	Natural Gas Services Group, Inc.(a)	384,000
33,300	Oceaneering International, Inc.(a)(b)	1,057,941
88,900	Patterson-UTI Energy, Inc.(b)	763,651
41,500	Pride International, Inc.(a)(b)	715,460
97,100	Schlumberger Ltd.	3,695,626
14,100	SEACOR Holdings, Inc.(a)(b)	844,731
26,300	Tidewater, Inc.	928,916

		20,101,780

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 4.6%
126,500	Costco Wholesale Corp.	$5,356,010
293,600	CVS Caremark Corp.	7,557,264
359,200	Kroger Co. (The)	7,424,664
73,200	Ruddick Corp.	1,586,976
316,600	United Natural Foods, Inc.(a)(b)	4,711,008
178,000	Wal-Mart Stores, Inc.	8,764,720
61,700	Whole Foods Market, Inc.(b)	749,655

		36,150,297

Food Products 4.6%
392,100	Cadbury PLC (United Kingdom)	2,985,239
248,765	Cadbury PLC, ADR (United Kingdom)	7,622,160
473,300	ConAgra Foods, Inc.	7,137,364
69,200	Corn Products International, Inc.(b)	1,395,764
144,600	Cosan Ltd. “Class A”(a)	484,410
45,500	Darling International, Inc.(a)	197,015
231,700	Dean Foods Co.(a)	4,738,265
6,900	JM Smucker Co. (The)	256,128
19,300	McCormick & Co., Inc.	605,055
17,400	Ralcorp Holdings, Inc.(a)	1,054,440
51,100	Sanderson Farms, Inc.	1,764,483
24,500	TreeHouse Foods, Inc.(a)(b)	653,905
846,800	Tyson Foods, Inc. “Class A”	7,138,524

		36,032,752

Gas Utilities 0.2%
10,700	Northwest Natural Gas Co.	438,165
45,600	Oneok, Inc.	1,018,704

		1,456,869

Healthcare Equipment & Supplies 3.3%
96,500	Alcon, Inc.	7,947,740
38,100	Align Technology, Inc.(a)	260,985
211,700	Baxter International, Inc.	10,777,647
51,200	Beckman Coulter, Inc.	2,295,808
83,200	Immucor, Inc.(a)(b)	1,867,008
90,500	Integra LifeSciences Holdings Corp.(a)(b)	2,362,955
90,600	TomoTherapy, Inc.(a)	219,252

		25,731,395

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services 5.4%
270,900	Aetna, Inc.	$6,466,383
85,600	Air Methods Corp.(a)	1,428,664
9,600	AMERIGROUP Corp.(a)	237,888
54,600	AMN Healthcare Services, Inc.(a)	355,446
130,700	Centene Corp.(a)(b)	2,219,286
27,400	Gentiva Health Services, Inc.(a)	474,842
82,800	Henry Schein, Inc.(a)(b)	3,037,104
62,100	Lincare Holdings, Inc.(a)(b)	1,308,447
215,200	Medco Health Solutions, Inc.(a)	8,732,816
99,900	MWI Veterinary Supply, Inc.(a)	2,519,478
212,100	Omnicare, Inc.	5,499,753
300,200	PSS World Medical, Inc.(a)(b)	4,331,886
109,900	UnitedHealth Group, Inc.	2,159,535
90,700	Universal Health Services, Inc. “Class B”	3,340,481

		42,112,009

Healthcare Technology 0.2%
49,600	Eclipsys Corp.(a)	395,312
106,000	HLTH Corp.(a)(b)	1,157,520

		1,552,832

Hotels, Restaurants & Leisure 0.6%
208,200	Cheesecake Factory (The)(a)	1,694,748
138,800	Jack in the Box, Inc.(a)	2,698,272
40,800	Red Robin Gourmet Burgers, Inc.(a)(b)	579,768

		4,972,788

Household Durables 0.2%
17,100	Black & Decker Corp. (The)	404,757
46,600	Centex Corp.	289,386
18,200	Snap-On, Inc.	429,338
44,000	Tupperware Brands Corp.	623,920

		1,747,401

Household Products 2.0%
147,500	Colgate-Palmolive Co.	8,876,550
144,515	Kimberly-Clark Corp.	6,808,102

		15,684,652

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders 0.9%
370,600	NRG Energy, Inc.(a)(b)	$7,004,340

Industrial Conglomerates 0.1%
22,500	Carlisle Cos., Inc.	445,950

Insurance 2.6%
116,600	Allstate Corp. (The)	1,962,378
21,600	Arch Capital Group Ltd.(a)	1,166,400
61,800	Arthur J. Gallagher & Co.	980,766
71,800	Aspen Insurance Holdings Ltd.	1,564,522
11,100	Axis Capital Holdings Ltd.	248,418
1,348	Berkshire Hathaway, Inc. “Class B”(a)	3,456,272
15,500	CNA Surety Corp.(a)	225,525
41,500	Employers Holdings, Inc.	398,400
19,800	Endurance Specialty Holdings Ltd.	442,926
17,200	Fpic Insurance Group, Inc.(a)	638,120
33,700	IPC Holdings Ltd.	856,317
18,500	Odyssey Re Holdings Corp.	859,510
22,100	Platinum Underwriters Holdings Ltd.	619,684
41,600	RLI Corp.	2,037,568
12,100	Safety Insurance Group, Inc.	378,367
175,500	StanCorp Financial Group, Inc.	3,157,245
413,100	XL Capital Ltd. “Class A”(b)	1,367,361

		20,359,779

Internet & Catalog Retail 1.3%
158,500	Amazon.com, Inc.(a)(b)	10,269,215
131,600	Orbitz Worldwide, Inc.(a)	323,736

		10,592,951

Internet Software & Services 3.7%
94,800	Digital River, Inc.(a)(b)	2,267,616
54,200	EarthLink, Inc.(a)(b)	341,460
44,300	Google, Inc. “Class A”(a)(b)	14,972,957
177,500	GSI Commerce, Inc.(a)(b)	1,968,475
461,300	IAC/InterActiveCorp.(a)	6,887,209
183,000	SAVVIS, Inc.(a)	1,026,630
6,800	Sohu.com, Inc.(a)	335,920
218,600	Switch & Data Facilities Co., Inc.(a)	1,344,390

		29,144,657

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	13

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 2.2%
116,400	Ciber, Inc.(a)	$301,476
50,800	CSG Systems International, Inc.(a)	686,816
21,300	DST Systems, Inc.(a)	626,646
186,900	Hackett Group, Inc. (The)(a)	478,464
133,100	Infosys Technologies Ltd. ADR (India)(b)	3,221,020
16,100	Mastercard, Inc. “Class A”(b)	2,544,283
20,200	SAIC, Inc.(a)	381,982
72,600	TeleTech Holdings, Inc.(a)	628,716
132,000	Visa, Inc. “Class A”(b)	7,485,720
78,300	Wright Express Corp.(a)	1,146,312

		17,501,435

Leisure Equipment & Products
19,200	Polaris Industries, Inc.(b)	353,472

Life Sciences Tools & Services 1.3%
46,300	Exelixis, Inc.(a)	200,016
122,400	Kendle International, Inc.(a)(b)	2,288,880
213,300	Thermo Fisher Scientific, Inc.(a)(b)	7,734,258

		10,223,154

Machinery 1.3%
56,500	Actuant Corp.(b)	581,385
37,700	Barnes Group, Inc.	351,364
20,400	CIRCOR International, Inc.	453,492
171,100	IDEX Corp.	3,305,652
21,500	Lincoln Electric Holdings, Inc.	660,695
139,900	Pentair, Inc.(b)	2,919,713
91,800	RBC Bearings, Inc.(a)	1,369,656
13,200	Robbins & Myers, Inc.	212,916
30,700	Tennant Co.	302,702

		10,157,575

Marine 0.1%
22,000	Kirby Corp.(a)(b)	484,880

Media 4.0%
394,800	Comcast Corp. “Class A”	5,156,088
427,400	Discovery Communications, Inc. “Class A”(a)	6,628,974

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media (cont’d)
27,500	DreamWorks Animation SKG, Inc. “Class A”(a)	$530,475
91,700	Interpublic Group of Cos., Inc.(a)	349,377
117,900	John Wiley & Sons, Inc. “Class A”	3,700,881
388,699	Liberty Global, Inc. “Series C”(a)(b)	4,621,631
123,300	Martha Stewart Living Omnimedia “Class A”(a)(b)	261,396
381,100	Regal Entertainment Group “Class A”(b)	3,902,464
9,102,000	Sirius XM Radio, Inc.(a)(b)	1,456,320
274,600	Walt Disney Co. (The)	4,605,042

		31,212,648

Metals & Mining 2.1%
45,700	Agnico-Eagle Mines Ltd.(b)	2,278,602
220,400	Freeport-McMoRan Copper & Gold, Inc.(b)	6,704,568
467,100	Kinross Gold Corp.	7,370,838

		16,354,008

Multiline Retail 0.1%
44,500	Big Lots, Inc.(a)	690,195
17,400	Family Dollar Stores, Inc.	477,456

		1,167,651

Multi-Utilities 1.2%
53,700	Alliant Energy Corp.	1,242,081
11,200	SCANA Corp.	337,456
159,200	Sempra Energy	6,617,944
147,900	TECO Energy, Inc.	1,418,361

		9,615,842

Oil, Gas & Consumable Fuels 9.0%
54,700	Apache Corp.	3,232,223
38,800	Bill Barrett Corp.(a)(b)	750,392
254,800	Chesapeake Energy Corp.	3,985,072
13,700	Cimarex Energy Co.	269,205
70,700	Concho Resources, Inc.(a)(b)	1,410,465
182,600	Denbury Resources, Inc.(a)(b)	2,351,888
135,000	Encore Acquisition Co.(a)	2,710,800
86,700	EOG Resources, Inc.	4,338,468
57,200	Hess Corp.	3,128,268
281,000	Occidental Petroleum Corp.	14,575,469
28,200	Penn Virginia Corp.	390,570

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	15

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d)
250,300	Petroleo Brasileiro SA, ADR (Brazil)	$6,940,819
234,200	Petroquest Energy, Inc.(a)(b)	758,808
48,100	Southwestern Energy Co.(a)	1,383,837
122,600	St. Mary Land & Exploration Co.	1,664,908
290,328	Suncor Energy, Inc. (Canada)	6,038,421
21,900	W&T Offshore, Inc.	176,295
26,700	Whiting Petroleum Corp.(a)(b)	622,110
437,600	Williams Cos., Inc.	4,944,880
355,100	XTO Energy, Inc.	11,242,466

		70,915,364

Paper & Forest Products 0.1%
69,100	Glatfelter	429,802

Personal Products
22,800	Herbalife Ltd.	310,992

Pharmaceuticals 3.6%
123,000	Abbott Laboratories	5,822,820
61,700	Cadence Pharmaceuticals, Inc.(a)(b)	393,646
149,100	Depomed, Inc.(a)	260,925
25,500	Endo Pharmaceuticals Holdings, Inc.(a)	483,990
97,800	King Pharmaceuticals, Inc.(a)	717,852
15,500	Perrigo Co.	311,395
385,600	Schering-Plough Corp.	6,705,584
43,700	Shire PLC, ADR (United Kingdom)	1,549,602
212,000	Teva Pharmaceutical Industries Ltd. ADR (Israel)	9,450,960
23,600	Watson Pharmaceuticals, Inc.(a)(b)	667,172
46,750	Wyeth	1,908,335

		28,272,281

Professional Services 0.8%
88,800	Administaff, Inc.	1,728,048
22,900	Huron Consulting Group, Inc.(a)	945,083
76,800	Korn/Ferry International(a)(b)	709,632
60,800	MPS Group, Inc.(a)	302,176
71,300	ON Assignment, Inc.(a)	168,268
108,900	Resources Connection, Inc.(a)	1,497,375

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Professional Services (cont’d)
48,800	Robert Half International, Inc.	$750,056
53,700	TrueBlue, Inc.(a)	377,511

		6,478,149

Real Estate Investment Trusts 1.2%
42,900	Capstead Mortgage Corp.	429,858
744,000	Chimera Investment Corp.	2,224,560
104,100	DiamondRock Hospitality Co.	321,669
24,300	Entertainment Properties Trust(b)	362,313
34,500	Health Care REIT, Inc.(b)	1,061,565
19,700	Healthcare Realty Trust, Inc.	285,453
11,200	Highwoods Properties, Inc.	211,568
85,100	MFA Financial, Inc.	488,474
22,100	National Health Investors, Inc.	527,085
22,300	National Retail Properties, Inc.(b)	320,451
28,000	Nationwide Health Properties, Inc.(b)	567,280
97,400	NorthStar Realty Finance Corp.(b)	198,696
20,000	Potlatch Corp.	455,400
33,800	Realty Income Corp.(b)	592,514
558,700	Sunstone Hotel Investors, Inc.(b)	1,223,553
15,200	Washington Real Estate Investment Trust	260,680

		9,531,119

Road & Rail 0.4%
91,300	Knight Transportation, Inc.(b)	1,183,248
53,300	Landstar System, Inc.	1,686,945

		2,870,193

Semiconductors & Semiconductor Equipment 1.9%
181,200	ATMI, Inc.(a)	2,409,960
191,600	Cavium Networks, Inc.(a)(b)	1,822,116
36,500	Cymer, Inc.(a)	674,155
190,000	Intel Corp.	2,420,600
363,500	Lattice Semiconductor Corp.(a)	468,915
126,800	LSI Corp.(a)	367,720
53,600	ON Semiconductor Corp.(a)	196,176
529,600	PMC - Sierra, Inc.(a)(b)	2,706,256
199,500	Power Integrations, Inc.	3,660,825
1,367,800	Spansion, Inc. “Class A”(a)	68,390

		14,795,113

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	17

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software 4.2%
253,500	Adobe Systems, Inc.(a)	$4,233,450
493,800	CA, Inc.	8,369,910
189,600	Check Point Software Technologies(a)	4,165,512
220,000	Commvault Systems, Inc.(a)	2,404,600
164,300	Oracle Corp.(a)	2,553,222
161,900	Quest Software, Inc.(a)	1,829,470
114,900	SuccessFactors, Inc.(a)(b)	583,692
630,600	Symantec Corp.(a)	8,721,198
70,500	TiVo, Inc.(a)(b)	499,845

		33,360,899

Specialty Retail 0.6%
87,200	Dress Barn, Inc.(a)(b)	865,024
37,700	Guess?, Inc.	605,839
40,900	Gymboree Corp.(a)	1,051,948
39,700	RadioShack Corp.(b)	291,001
24,900	Ross Stores, Inc.	735,048
335,200	Wet Seal, Inc. (The)(a)	838,000

		4,386,860
Textiles, Apparel & Luxury Goods 1.1%
63,200	Fossil, Inc.(a)(b)	797,584
64,900	Maidenform Brands, Inc.(a)	566,577
95,500	Nike, Inc. “Class B”(b)	3,966,115
86,000	Phillips-Van Heusen Corp.	1,425,020
94,700	Skechers USA, Inc. “Class A”(a)	604,186
68,400	Warnaco Group, Inc. (The)(a)	1,480,860

		8,840,342

Thrifts & Mortgage Finance 0.3%
35,300	Bank Mutual Corp.	298,285
11,400	Capitol Federal Financial	422,142
45,500	Flushing Financial Corp.	279,370
27,000	People’s United Financial, Inc.	470,070
88,300	TFS Financial Corp.	1,031,344

		2,501,211

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
13,600	GATX Corp.	$248,472
327,100	RSC Holdings, Inc.(a)(b)	1,504,660

		1,753,132

Water Utilities 0.2%
89,400	Aqua America, Inc.(b)	1,644,960

Wireless Telecommunication Services 2.3%
574,400	Centennial Communications Corp.(a)(b)	4,727,312
491,100	NII Holdings, Inc.(a)	6,290,991
351,900	SBA Communications Corp. “Class A”(a)(b)	7,312,482

		18,330,785

	Total long-term investments (cost $903,150,742)	770,412,848

SHORT-TERM INVESTMENT 24.3%

Shares
Affiliated Money Market Mutual Fund
190,900,039	Dryden Core Investment Fund—Taxable Money Market Series (cost $190,900,039; includes $168,646,316 of cash collateral received from securities on loan(c)(d)	190,900,039

	Total Investments(e) 122.2% (cost $1,094,050,781; Note 5)	961,312,887
	Liabilities in excess of other assets (22.2%)	(174,603,189)

	Net Assets 100.0%	$786,709,698

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $149,786,919; cash collateral of $168,646,316 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of February 28, 2009, two securities valued at $9,023,660 and representing 1.1% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	19

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices—Long	$958,327,648	$—
Level 2—Other Significant Observable Inputs	2,985,239	—
Level 3—Significant Unobservable Inputs	—	—

Total	$961,312,887	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 8/31/2008	$730,000	$—
Realized gain (loss)	(1,408,100)	—
Change in unrealized appreciation (depreciation)	(81,300)	—
Net purchases (sales)	759,400	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$—	$—

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

The Industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 21.4% of collateral received for securities on loan)	24.3%
Oil, Gas & Consumable Fuels	9.0
Biotechnology	5.4
Healthcare Providers & Services	5.4
Communications Equipment	4.8
Food & Staples Retailing	4.6
Food Products	4.6
Capital Markets	4.5
Software	4.2
Media	4.0
Internet Software & Services	3.7
Pharmaceuticals	3.6
Healthcare Equipment & Supplies	3.3
Energy Equipment & Services	2.6
Insurance	2.6
Wireless Telecommunication Services	2.3
IT Services	2.2
Metals & Mining	2.1
Diversified Consumer Services	2.0
Household Products	2.0
Commercial Services & Supplies	1.9
Semiconductors & Semiconductor Equipment	1.9
Computers & Peripherals	1.7
Chemicals	1.3
Internet & Catalog Retail	1.3
Life Sciences Tools & Services	1.3
Machinery	1.3
Multi-Utilities	1.2
Real Estate Investment Trusts	1.2
Textiles, Apparel & Luxury Goods	1.1
Aerospace & Defense	0.9
Air Freight & Logistics	0.9
Independent Power Producers & Energy Traders	0.9
Professional Services	0.8
Beverages	0.7
Diversified Telecommunication Services	0.7
Consumer Finance	0.6
Hotels, Restaurants & Leisure	0.6
Specialty Retail	0.6
Construction & Engineering	0.5
Electronic Equipment & Instruments	0.5
Road & Rail	0.4
Commercial Banks	0.3
Thrifts & Mortgage Finance	0.3
Auto Components	0.2
Electric Utilities	0.2

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	21

Gas Utilities	0.2%
Healthcare Technology	0.2
Household Durables	0.2
Trading Companies & Distributors	0.2
Water Utilities	0.2
Building Products	0.1
Containers & Packaging	0.1
Electrical Equipment	0.1
Industrial Conglomerates	0.1
Marine	0.1
Multiline Retail	0.1
Paper & Forest Products	0.1
Diversified Financial Services	—	*
Leisure Equipment & Products	—	*
Personal Products	—	*

	122.2
Liabilities in excess of other assets	(22.2)

	100.0%

*	Less than 0.05

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Financial Statements

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Jennison Blend Fund, Inc.

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Investments, at value including securities on loan of $149,786,919:
Unaffiliated investments (cost $903,150,742)	$770,412,848
Affiliated investments (cost $190,900,039)	190,900,039
Cash	142,588
Receivable for investments sold	7,499,920
Dividends and interest receivable	958,591
Tax reclaim receivable	375,164
Receivable for Fund shares sold	75,000
Prepaid expenses	21,524

Total assets	970,385,674

Liabilities
Payable to broker for collateral for securities on loan	168,646,316
Payable for investments purchased	12,319,780
Payable for Fund shares reacquired	1,305,426
Accrued expenses	612,447
Management fee payable	322,732
Affiliated transfer agent fee payable	236,345
Distribution fee payable	220,738
Deferred directors’ fees payable	12,192

Total liabilities	183,675,976

Net Assets, February 28, 2009	$786,709,698

Net assets were comprised of:
Common stock, at par	$827,066
Paid-in capital in excess of par	1,234,220,790

1,235,047,856
Undistributed net investment income	463,120
Accumulated net realized loss on investment and foreign currency transactions	(316,060,871)
Net unrealized depreciation on investments and foreign currencies	(132,740,407)

Net assets, February 28, 2009	$786,709,698

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($692,619,078 ÷ 72,625,942 shares of common stock issued and outstanding)	$9.54
Maximum sales charge (5.5% of offering price)	0.56

Maximum offering price to public	$10.10

Class B
Net asset value, offering price and redemption price per share ($38,674,458 ÷ 4,199,941 shares of common stock issued and outstanding)	$9.21

Class C
Net asset value, offering price and redemption price per share ($17,033,572 ÷ 1,849,287 shares of common stock issued and outstanding)	$9.21

Class Z
Net asset value, offering price and redemption price per share ($38,382,590 ÷ 4,031,395 shares of common stock issued and outstanding)	$9.52

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	25

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $18,199)	$6,270,790
Affiliated income from securities loaned, net	527,379
Affiliated dividend income	183,297

Total income	6,981,466

Expenses
Management fee	2,355,743
Distribution fee—Class A	1,272,035
Distribution fee—Class B	251,914
Distribution fee—Class C	104,573
Transfer agent’s fee and expenses (including affiliated expense of $266,200)	1,108,000
Custodian’s fees and expenses	80,000
Reports to shareholders	71,000
Registration fees	30,000
Directors’ fees	26,000
Legal fees and expenses	17,000
Audit fee	10,000
Interest expense (Note 7)	6,984
Insurance	3,000
Miscellaneous	10,229

Total expenses	5,346,478

Net investment income	1,634,988

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(290,224,447)
Foreign currency transactions	6,057

(290,218,390)

Net change in unrealized appreciation (depreciation) on:
Investments	(296,853,138)
Foreign currencies	(2,513)

(296,855,651)

Net loss on investments and foreign currencies	(587,074,041)

Net Decrease In Net Assets Resulting From Operations	$(585,439,053)

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,634,988	$6,066,380
Net realized gain (loss) on investments and foreign currency	(290,218,390)	46,117,681
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(296,855,651)	(156,032,152)

Net decrease in net asset resulting from operations	(585,439,053)	(103,848,091)

Dividends from net investment income (Note 1)
Class A	(1,996,172)	(7,124,494)
Class Z	(226,304)	(609,257)

	(2,222,476)	(7,733,751)

Distribution from net realized gains
Class A	(34,627,189)	(140,699,826)
Class B	(2,177,030)	(11,524,132)
Class C	(871,141)	(3,480,160)
Class Z	(1,911,063)	(7,921,996)

	(39,586,423)	(163,626,114)

Fund share transactions (Net of share conversions) ( Note 6)
Net proceeds from shares sold	17,853,342	50,917,526
Net asset value of shares issued in reinvestment of dividends	39,675,415	162,506,010
Cost of shares reacquired	(96,024,929)	(244,293,555)

Net decrease in net assets from Fund share transactions	(38,496,172)	(30,870,019)

Total decrease	(665,744,124)	(306,077,975)

Net Assets
Beginning of period	1,452,453,822	1,758,531,797

End of period (a)	$786,709,698	$1,452,453,822

(a) Includes undistributed net investment income of:	$463,120	$1,050,608

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	27

Notes to Financial Statements

(Unaudited)

Jennison Blend Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

As of August 31, 2007, the Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of

28	Visit our website at www.jennisondryden.com

securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period.

Jennison Blend Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

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The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involves elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, semi-annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Jennison Blend Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $500 million, .475 of 1% of the next $500 million of the Fund’s average daily net assets and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .49 of 1% for the six months ended February 28, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received approximately $89,500 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for six months ended February 28, 2009, it received approximately $800, $60,000 and $1,300 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2009 the Fund incurred approximately $182,700 in total networking fees, of which approximately $108,200 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended February 28, 2009, Wachovia earned approximately $21,500 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2009, PIM has been compensated approximately $226,000 for these services.

Jennison Blend Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2009, aggregated $763,115,837 and $835,379,267, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Depreciation of Investments
$1,113,655,064	$53,514,039	$(205,856,216)	$(152,342,177)

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of

34	Visit our website at www.jennisondryden.com

purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Class A	Shares	Amount
Six months ended February 28, 2009:
Shares sold	968,538	$10,793,760
Shares issued in reinvestment of distributions	3,753,457	34,757,182
Shares reacquired	(7,169,332)	(81,390,500)

Net increase (decrease) in shares outstanding before conversion	(2,447,337)	(35,839,558)
Shares issued upon conversion from Class B	674,167	8,389,162

Net increase (decrease) in shares outstanding	(1,773,170)	$(27,450,396)

Year ended August 31, 2008:
Shares sold	1,592,182	$29,400,360
Shares issued in reinvestment of distributions	7,655,498	140,265,502
Shares reacquired	(11,092,587)	(204,695,750)

Net increase (decrease) in shares outstanding before conversion	(1,844,907)	(35,029,888)
Shares issued upon conversion from Class B	1,542,009	28,379,615

Net increase (decrease) in shares outstanding	(302,898)	$(6,650,273)

Jennison Blend Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended February 28, 2009:
Shares sold	195,186	$2,159,573
Shares issued in reinvestment of dividends	235,451	2,107,129
Shares reacquired	(503,760)	(5,566,320)

Net increase (decrease) in shares outstanding before conversion	(73,123)	(1,299,618)
Shares reacquired upon conversion into Class A	(696,851)	(8,389,162)

Net increase (decrease) in shares outstanding	(769,974)	$(9,688,780)

Year ended August 31, 2008:
Shares sold	393,530	$7,015,286
Shares issued in reinvestment of dividends	625,909	11,134,891
Shares reacquired	(821,588)	(14,708,703)

Net increase (decrease) in shares outstanding before conversion	197,851	3,441,474
Shares reacquired upon conversion into Class A	(1,588,299)	(28,379,615)

Net increase (decrease) in shares outstanding	(1,390,448)	$(24,938,141)

Class C
Six months ended February 28, 2009:
Shares sold	157,402	$1,717,007
Shares issued in reinvestment of dividends	82,077	735,409
Shares reacquired	(318,555)	(3,656,588)

Net increase (decrease) in shares outstanding	(79,076)	$(1,204,172)

Year ended August 31, 2008:
Shares sold	312,312	$5,506,987
Shares issued in reinvestment of dividends	173,068	3,077,441
Shares reacquired	(368,774)	(6,517,966)

Net increase (decrease) in shares outstanding	116,606	$2,066,462

Class Z
Six months ended February 28, 2009:
Shares sold	279,703	$3,183,002
Shares issued in reinvestment of dividends	224,886	2,075,695
Shares reacquired	(480,698)	(5,411,521)

Net increase (decrease) in shares outstanding	23,891	$(152,824)

Year ended August 31, 2008:
Shares sold	487,010	$8,994,893
Shares issued in reinvestment of dividends	438,545	8,028,176
Shares reacquired	(1,014,336)	(18,371,136)

Net increase (decrease) in shares outstanding	(88,781)	$(1,348,067)

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Note 7. Overdrafts

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

During the six months ended February 28, 2009, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $789,886 at a weighted average interest rate of 3.52%.

Note 8. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Jennison Blend Fund, Inc.	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2009(c)		Year Ended August 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.07		$20.27

Income (loss) from investment operations
Net investment income	.02		.08
Net realized and unrealized gain (loss) on investment and foreign currencies	(7.04)		(1.25)

Total from investment operations	(7.02)		(1.17)

Less Dividends and Distributions
Dividends from net investment income	(.03)		(.10)
Distributions from net realized capital gains	(.48)		(1.93)

Total distributions	(.51)		(2.03)

Net asset value, end of period	$9.54		$17.07

Total Return(b):	(41.02)%		(6.45)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$692,619		$1,270,022
Average net assets (000)	$855,110		$1,413,786
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.07	%(f)	.93%
Expenses, excluding distribution and service (12b-1) fees	.77	%(f)	.66%
Net investment income	.38	%(f)	.42%
For Class A, B, C and Z shares:
Portfolio turnover rate	77	%(g)	80%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through April 30, 2008. After April 30, 2008, the distribution and service (12b-1) fees are .30 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)	2003(c)

$19.49		$18.02	$15.36	$14.16	$10.82

.08		.12	.07	.12	.06
1.09		1.98	2.65	1.21	3.33

1.17		2.10	2.72	1.33	3.39

(.06)		(.10)	(.06)	(.13)	(.05)
(.33)		(.53)	—	—	—

(.39)		(.63)	(.06)	(.13)	(.05)

$20.27		$19.49	$18.02	$15.36	$14.16

6.01%		11.70%	17.66%	9.44%	31.45%

$1,514,247		$1,546,221	$1,560,189	$1,463,097	$1,468,776
$1,570,086		$1,519,061	$1,435,124	$1,419,002	$1,274,069

.89	%(f)	.90%	.93%	.94%	.98%
.64	%(f)	.65%	.68%	.69%	.73%
.56	%(f)	.63%	.46%	.82%	.48%

48	%(g)	78%	102%	47%	51%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2009(c)		Year Ended August 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$16.53		$19.73

Income (loss) from investment operations
Net investment income (loss)	(.02)		(.05)
Net realized and unrealized gain (loss) on investment and foreign currencies	(6.82)		(1.22)

Total from investment operations	(6.84)		(1.27)

Less Dividends and Distributions
Dividends from net investment income	—		—
Distributions from net realized capital gains	(.48)		(1.93)

Total distributions	(.48)		(1.93)

Net asset value, end of period	$9.21		$16.53

Total Return(b):	(41.27)%		(7.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,674		$82,151
Average net assets (000)	$50,804		$103,471
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.77	%(f)	1.66%
Expenses, excluding distribution and service (12b-1) fees	.77	%(f)	.66%
Net investment income (loss)	(.31	)%(f)	(.30)%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

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Class B
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)	2003(c)

$19.03		$17.65	$15.11	$13.91	$10.67

(.03)		(.02)	(.05)	— (d)	(.03)

1.07		1.95	2.59	1.20	3.27

1.04		1.93	2.54	1.20	3.24

(.01)		(.02)	—	—	— (d)
(.33)		(.53)	—	—	—

(.34)		(.55)	—	—	—

$19.73		$19.03	$17.65	$15.11	$13.91

5.46%		10.88%	16.81%	8.63%	30.39%

$125,499		$144,489	$198,831	$286,638	$406,632
$137,548		$172,902	$234,922	$344,619	$438,416

1.64	%(f)	1.65%	1.68%	1.69%	1.73%

.64	%(f)	.65%	.68%	.69%	.73%
(.19	)%(f)	(.11)%	(.30)%	.03%	(.25)%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2009(c)		Year Ended August 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$16.53		$19.73

Income (loss) from investment operations:
Net investment loss	(.02)		(.06)
Net realized and unrealized gain (loss) on investment and foreign currencies	(6.82)		(1.21)

Total from investment operations	(6.84)		(1.27)

Less Dividends and Distributions
Dividends from net investment income	—		—
Distributions from net realized capital gains	(.48)		(1.93)

Total dividends	(.48)		(1.93)

Net asset value, end of period	$9.21		$16.53

Total Return(b):	(41.27)%		(7.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,034		$31,867
Average net assets (000)	$21,089		$34,331
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.77	%(f)	1.66%
Expenses, excluding distribution and service (12b-1) fees	.77	%(f)	.66%
Net investment income (loss)	(.33	)%(f)	(.31)%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

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Class C
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)	2003(c)

$19.03		$17.65	$15.11	$13.91	$10.67

(.03)		(.02)	(.05)	(.01)	(.03)
1.07		1.95	2.59	1.21	3.27

1.04		1.93	2.54	1.20	3.24

(.01)		(.02)	—	—	— (d)
(.33)		(.53)	—	—	—

(.34)		(.55)	—	—	—

$19.73		$19.03	$17.65	$15.11	$13.91

5.46%		10.88%	16.81%	8.63%	30.41%

$35,750		$37,320	$35,961	$38,269	$42,548
$37,286		$36,931	$34,719	$39,288	$39,384

1.64	%(f)	1.65%	1.68%	1.69%	1.73%
.64	%(f)	.65%	.68%	.69%	.73%
(.19	)%(f)	(.12)%	(.29)%	.06%	(.26)%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 28, 2009(c)		Year Ended August 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.07		$20.27

Income (loss) from investment operations
Net investment income	.04		.13
Net realized and unrealized gain (loss) on investment and foreign currencies	(7.05)		(1.25)

Total from investment operations	(7.01)		(1.12)

Less Dividends and Distributions
Dividends from net investment income	(.06)		(.15)
Distributions from net realized gains	(.48)		(1.93)

Total distributions	(.54)		(2.08)

Net asset value, end of period	$9.52		$17.07

Total Return(b):	(40.96)%		(6.19)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,383		$68,414
Average net assets (000)	$46,860		$77,576
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.77	%(e)	.66%
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)	.66%
Net investment income	.68	%(e)	.69%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)	2003(c)

$19.48		$17.99	$15.34	$14.16	$10.83

.11		.16	.11	.14	.09
1.09		2.00	2.64	1.23	3.32

1.20		2.16	2.75	1.37	3.41

(.08)		(.14)	(.10)	(.19)	(.08)
(.33)		(.53)	—	—	—

(.41)		(.67)	(.10)	(.19)	(.08)

$20.27		$19.48	$17.99	$15.34	$14.16

6.16%		12.00%	17.96%	9.72%	31.64%

$83,036		$79,130	$57,953	$49,271	$149,130
$82,476		$72,654	$47,991	$76,918	$136,562

.64	%(e)	.65%	.68%	.69%	.73%
.64	%(e)	.65%	.68%	.69%	.73%
.81	%(e)	.87%	.72%	.95%	.74%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Blend Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	476289103	476289202	476289301	476289400

MF1O1E2    IFS-A163972    Ed. 04/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 22, 2009

*	Print the name and title of each signing officer under his or her signature.